Deferred Policy Acquisition Costs - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost	$ 13,087	$ 7,949	$ 7,241	$ 7,939
2023	12
2024	10
2025	10
2026	8
2027	6
Thereafter	46
Investment Oriented Contracts
Summary of Significant Accounting Policies [Line Items]
Deferred acquisition cost	$ 11,000	$ 5,800